Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005510
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,317		$ 10,749		$ 11,443		$ 12,897		$ 13,066		$ 13,366		$ 14,155		$ 14,622		$ 14,386		$ 15,251		$ 15,954		$ 12,941		$ 14,594		$ 15,254		$ 15,299		$ 16,285		$ 11,217		$ 13,579		$ 14,293		$ 18,320		$ 20,607		$ 21,669		$ 21,982	$ 22,999	$ 21,336	$ 18,462	$ 17,911	$ 18,734	$ 18,761	$ 19,446	$ 18,581	$ 21,023	$ 21,843	$ 21,120	$ 23,327	$ 23,321	$ 22,005	$ 22,813	$ 24,695	$ 25,238
C000005511
Account Value [Line Items]
Accumulated Value			10,000		10,310		10,733		11,416		12,851		13,009		13,298		14,071		14,524		14,274		15,125		15,839		12,843		14,474		15,117		15,146		16,113		11,087		13,413		14,111		18,070		20,311		21,341		21,633	22,608	20,953	18,116	17,562	18,357	18,380	19,033	18,168	20,536	21,316	20,591	22,717	22,691	21,391	22,153	23,956	24,451
C000159683
Account Value [Line Items]
Accumulated Value			500,000		515,974		537,731		572,707		645,587		654,315		669,624		709,258		733,095		721,439		765,072		800,487		649,545		732,695		765,954		768,563		818,248		563,837		682,585		718,636		921,276		1,036,698		1,090,305		1,106,370	1,157,814	1,074,523	930,265	902,502	944,429	946,010	980,981	937,514	1,060,911	1,102,636	1,066,433	1,178,108	1,178,176	1,112,150	1,153,332	1,248,902	1,276,500
C000219318
Account Value [Line Items]
Accumulated Value	$ 10,766	$ 10,000		$ 13,056		$ 13,770		$ 17,684		$ 19,930		$ 20,994		$ 21,336		$ 22,367		$ 20,788		$ 18,026		$ 17,520		$ 18,364		$ 18,425		$ 19,137		$ 18,321		$ 20,766		$ 21,619		$ 20,941		$ 23,179		$ 23,217		$ 21,953		$ 22,805		$ 24,731		$ 25,324
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495		21,796		23,592		23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			500,000		504,841		518,121		540,907		563,676		596,049		614,023		642,092		682,784		678,383		704,764		754,971		646,994		737,854		768,069		776,999		847,685		670,521		818,221		893,559		1,024,747		1,089,787		1,179,583		1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,865	10,000		13,259		14,480		16,606		17,659		19,115		19,095		20,867		19,765		16,464		15,729		16,859		18,069		19,585		18,948		21,235		23,362		24,114		25,616		26,290		25,049		27,802		30,075		30,798
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			10,000		10,170		10,608		11,549		13,174		13,157		13,245		13,922		14,207		13,832		14,980		15,221		12,379		13,856		14,046		13,966		15,151		9,748		11,591		11,887		15,853		19,209		20,085		19,486	20,335	19,847	16,815	16,040	17,390	17,276	17,825	17,298	19,937	20,515	19,768	21,774	21,543	19,875	20,862	23,491	24,256
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			10,000		10,170		10,608		11,549		13,174		13,157		13,245		13,922		14,207		13,832		14,980		15,221		12,379		13,856		14,046		13,966		15,151		9,748		11,591		11,887		15,853		19,209		20,085		19,486	20,335	19,847	16,815	16,040	17,390	17,276	17,825	17,298	19,937	20,515	19,768	21,774	21,543	19,875	20,862	23,491	24,256
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 508,514		$ 530,412		$ 577,438		$ 658,704		$ 657,848		$ 662,256		$ 696,093		$ 710,333		$ 691,580		$ 749,007		$ 761,025		$ 618,955		$ 692,777		$ 702,303		$ 698,280		$ 757,564		$ 487,413		$ 579,561		$ 594,375		$ 792,672		$ 960,464		$ 1,004,262		$ 974,324	$ 1,016,764	$ 992,370	$ 840,763	$ 802,003	$ 869,502	$ 863,791	$ 891,273	$ 864,899	$ 996,854	$ 1,025,771	$ 988,384	$ 1,088,721	$ 1,077,147	$ 993,746	$ 1,043,094	$ 1,174,567	$ 1,212,809
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	$ 10,744	$ 10,000		$ 12,775		$ 13,102		$ 17,473		$ 21,172		$ 22,137		$ 21,477		$ 22,413		$ 21,875		$ 18,533		$ 17,679		$ 19,166		$ 19,041		$ 19,646		$ 19,065		$ 21,974		$ 22,611		$ 21,787		$ 23,999		$ 23,744		$ 21,905		$ 22,993		$ 25,891		$ 26,734